Dividends (Details)	12 Months Ended
	Jun. 30, 2024 GBP (£) £ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 GBP (£) £ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 GBP (£) £ / shares	Jun. 30, 2022 USD ($) $ / shares
Dividends
Dividends paid	£ 0	$ 0	£ 0	$ 0	£ 33,553,000	$ 44,010,000
Dividends paid per share | (per share)	£ 0	$ 0	£ 0	$ 0	£ 0.21	$ 0.27